ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2023
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES
Schedule of accrued expenses and other current liabilities

	As of December 31,
	2022	2023
	RMB	RMB
Payables to retailers on JDDJ(1)	220,913	199,344
Accrued marketing expenses	179,608	171,501
Salaries and welfare payables	227,338	151,101
Advance for online advertising and marketing services	88,694	141,141
Deposits from retailers and outsourced agencies	56,466	78,379
Advance for delivery services(2)	37,222	60,592
Tax payables	13,581	40,034
Professional fee payable	62,048	30,741
Others	46,073	49,650
Total	931,943	922,483

Notes:

(1)	Payables to retailers on JDDJ represent cash collected on behalf of retailers for goods sold through JDDJ.
(2)	Advance for delivery services represent the prepayments for on-demand delivery services. The amount is refundable if no service is provided.